Other non-current assets (Details)		1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) equipment	Nov. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) tanker	Dec. 31, 2019 USD ($) equipment vessel	Mar. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($) vessel
Disclosure Of Other Non-Current Assets [Line Items]
Sellers credit on lease financed vessels					$ 9,624,000			$ 9,087,000
Capitalized loan fees					4,039,000			0
Deferred drydock costs on bareboat chartered-in vessels (8)					0			2,813,000
Other non-current assets					$ 131,139,000			75,210,000
Number of vessels under construction					0
Increase(decrease) consideration for Trafigura transaction equity					$ 132,614,000
Right-of-use assets					$ 697,903,000	$ 24,200,000	$ 51,101,000	0
Scorpio Handymax Tanker Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Working capital repayment period upon vessel's exit from each pool					6 months
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties					$ 35,700,000			31,450,000
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties					$ 6,794,000			4,923,000
Working capital repayment period upon vessel's exit from each pool					6 months
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties					$ 6,600,000			6,600,000
Other related parties [member] | Scorpio Pools [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties					49,094,000			42,973,000
Exhaust Gas cleaning System [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Deposits on property, plant and equipment					35,846,000			$ 12,221,000
Payments to acquire property, plant, and equipment			$ 116,100,000	$ 30,300,000	$ 146,600,000
Vessels [member]
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers				98	134			109
Right-of-use assets					$ 680,483,000		$ 48,466,000
Ballast Water Treatment Systems [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Deposits on property, plant and equipment					$ 12,699,000			$ 6,365,000
Payments to acquire property, plant, and equipment		$ 36,200,000
Number of equipment | equipment		55			28
Installation period of property, plant and equipment		5 years
Deposits for purchase of property, plant, and equipment and minority interest		$ 32,100,000			$ 14,500,000
Amount reclassified to vessels					17,600,000
Aggregate difference in investment fair value between put and call option exercise prices					600,000
Drydock [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Delivered vessels							2,635,000
Right-of-use assets					17,420,000
STI Beryl, STI Le Rocher, STI Larvotto [Member] | Vessels [member]
Disclosure Of Other Non-Current Assets [Line Items]
Sale leaseback transaction, deposit per vessel					4,350,000			4,350,000
Sale leaseback transaction, aggregate amount					13,100,000			13,100,000
Accretion of lease financed vessels					500,000
Third Party Supplier [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		$ 1,800,000			$ 1,800,000
Period after investment acquired for which put option is exercisable					1 year
Period after investment acquired for which call option is exercisable					2 years
Third Party Supplier [Member] | Ballast Water Treatment Systems [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Investment in ballast water treatment system supplier					$ 1,751,000			1,751,000
Trafigura transaction [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Equity consideration issued for the leasehold interests					18,086,000			$ 0
Number of tankers	19
Delivered vessels	15
Number of vessels under construction	4
Number of shares issued | shares	3,981,619
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Increase(decrease) consideration for Trafigura transaction equity	$ 115,500,000
Other initial direct cost	2,500,000
Obligations under the Agreements	$ 531,500,000
Vessel under construction [Member] | Trafigura transaction [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Equipment cost					400,000
Number of vessels under construction	4
Number of shares issued | shares	591,254
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Increase(decrease) consideration for Trafigura transaction equity	$ 17,100,000
Other initial direct cost					$ 600,000
Obligations under the Agreements	$ 138,900,000